CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2010
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A [Member]
Ordinary shares, par value	$ 1	$ 1		$ 1.00
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,425,120	71,077,816	70,736,679
Ordinary Shares, Shares outstanding	64,360,062	64,012,758	70,736,679
Common Class B [Member]
Ordinary shares, par value	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650